Compensation Plans (Tables)	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Summary of Stock-based Compensation

Stock-based compensation and equity-based expense charged to operations or capitalized during the three months ended September 30, 2021 and 2020 are summarized as follows:

	Restricted	Common	Common		Publisher
	Stock	Stock	Equity	Outside	Partner	ABG
	Awards	Awards	Awards	Options	Warrants	Warrants	Totals
During the Three Months Ended September 30, 2021
Cost of revenue	$11,808	$23,217	$1,696,147	$967	$-	$-	$1,732,139
Selling and marketing	-	3,970	1,341,948	75,193	-	-	1,421,111
General and administrative	414,163	78,017	4,081,766	-	-	745,636	5,319,582
Total costs charged to operations	425,971	105,204	7,119,861	76,160	-	745,636	8,472,832
Capitalized platform development	2,328	-	483,854	2,690	-	-	488,872
Total stock-based compensation	$428,299	$105,204	$7,603,715	$78,850	$-	$745,636	$8,961,704

During the Three Months Ended September 30, 2020
Cost of revenue	$35,610	$53,149	$1,178,276	$2,471	$992	$-	$1,270,498
Selling and marketing	323,164	42,695	734,391	43,900	-	-	1,144,150
General and administrative	80,306	127,786	855,390	-	-	364,248	1,427,730
Total costs charged to operations	439,080	223,630	2,768,057	46,371	992	364,248	3,842,378
Capitalized platform development	88,619	32,680	267,013	1,188	-	-	389,500
Total stock-based compensation	$527,699	256,310	$3,035,070	$47,559	$992	$364,248	$4,231,878

Stock-based compensation and equity-based expense charged to operations or capitalized during the nine months ended September 30, 2021 and 2020 are summarized as follows:

	Restricted	Common	Common		Publisher
	Stock	Stock	Equity	Outside	Partner	ABG
	Awards	Awards	Awards	Options	Warrants	Warrants	Totals
During the Nine Months Ended September 30, 2021
Cost of revenue	$60,838	$169,482	$4,694,925	$4,463	$-	$-	$4,929,708
Selling and marketing	-	13,899	3,820,996	224,371	-	-	4,059,266
General and administrative	559,505	297,283	10,344,247	-	-	1,498,217	12,699,252
Total costs charged to operations	620,343	480,664	18,860,168	228,834	-	1,498,217	21,688,226
Capitalized platform development	11,276	5,071	1,324,805	6,472	-	-	1,347,624
Total stock-based compensation	$631,619	$485,735	$20,184,973	$235,306	$-	$1,498,217	$23,035,850

During the Nine Months Ended September 30, 2020
Cost of revenue	$108,936	$150,915	$3,261,542	$5,644	$36,654	$-	$3,563,691
Selling and marketing	920,566	102,206	2,114,595	142,767	-	-	3,280,134
General and administrative	238,558	437,614	2,430,553	150,577	-	1,084,826	4,342,128
Total costs charged to operations	1,268,060	690,735	7,806,690	298,988	36,654	1,084,826	11,185,953
Capitalized platform development	234,611	154,445	864,656	5,451	-	-	1,259,163
Total stock-based compensation	$1,502,671	845,180	$8,671,346	$304,439	$36,654	$1,084,826	$12,445,116

Schedule of Unrecognized Compensation Expense

Unrecognized compensation expense and expected weighted-average period to be recognized related to the stock-based compensation awards and equity-based awards as of September 30, 2021 was as follows:

	Restricted	Common	Common		Publisher
	Stock	Stock	Equity	Outside	Partner	ABG
	Awards	Awards	Awards	Options	Warrants	Warrants	Totals
Unrecognized compensation expense	$2,750,000	$-	$54,255,910	$135,741	$-	$3,788,429	$60,930,080
Expected weighted-average period expected to be recognized (in years)	1.68	-	2.14	0.44	-	1.63	2.08